CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net income	$ 21,804	$ 41,725
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	63,288	50,112
Amortization of deferred dry-docking costs	3,300	2,931
Amortization of loan fees	1,464	676
Stock compensation expense	0	510
Change in fair value of derivative instruments	1,209	(2,692)
Payments for dry-docking	(6,970)	(5,683)
(Increase) Decrease in:
Accounts receivables	7,423	4,230
Inventories	3,471	(794)
Prepaid insurance and other	314	(699)
Increase (Decrease) in:
Payables	3,283	8,266
Accrued liabilities	6,697	163
Unearned revenue	5,625	(5,483)
Net Cash provided by Operating Activities	110,908	93,262
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(1,979)	(35,011)
Vessel acquisitions and/or improvements	(219,242)	(221,113)
Net Cash used in Investing Activities	(221,221)	(256,124)
Cash Flows from Financing Activities:
Proceeds from long-term debt	215,169	273,576
Financing costs	(2,214)	(3,957)
Payments of long-term debt	(142,224)	(115,885)
Decrease in restricted cash	2,246	6,778
Sale of treasury stock, net	2,676	0
Proceeds from preferred stock issuance, net	111,029	0
Repurchase of common shares	0	(18,567)
Cash dividends	(13,738)	(14,832)
Net Cash provided by Financing Activities	172,944	127,113
Net increase/(decrease) in cash and cash equivalents	62,631	(35,749)
Cash and cash equivalents at beginning of period	187,777	289,676
Cash and cash equivalents at end of period	$ 250,408	$ 253,927